Group Information - Summary Of Transactions And Balances With Related Parties (Directors And Senior Management) (Detail) - Remuneration of Directors and Key Management [Member] - EUR (€)
€ in Thousands
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Short-term benefits	€ 1,724	€ 1,908	€ 2,151
Termination benefits	14	206	0
Share-based payment plan expenses	2,863	13,842	1,756
Total	€ 4,601	€ 15,956	€ 3,907